Credit Risk (Narrative) (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Sunoco Logistics Partners L.P. [Member]
Revenue, Major Customer [Line Items]
Sales revenue, percentage	86.00%	76.00%	78.00%
Oil and natural gas accounts receivable, percentage	88.00%	83.00%		69.00%
Scissor Tail Energy LLC [Member]
Revenue, Major Customer [Line Items]
Sales revenue, percentage	9.00%	8.00%	11.00%
Oil and natural gas accounts receivable, percentage	2.00%	9.00%		16.00%
Teppco Crude Oil, LLC [Member]
Revenue, Major Customer [Line Items]
Sales revenue, percentage	3.00%	5.00%	5.00%
Oil and natural gas accounts receivable, percentage	9.00%	6.00%		5.00%